Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun. 01, 2014
Legg Mason Lifestyle Allocation 70%
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	QS Legg Mason Lifestyle Allocation 70%
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 52 under the heading “Sales charges” and in the fund’s SAI on page 70 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
  The fees and expenses of the underlying Legg Mason-affiliated funds are reflected
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a fund of funds—it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 70% in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed income securities. The fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers’ outlook for asset classes and market and economic trends.

Target Allocation
Equity Funds	70%
Fixed Income Funds	30%

Target Range
Equity Funds	60-80%
Fixed Income Funds	20-40%

		The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as “junk bonds”). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund’s subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund’s assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund’s Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment objective depends upon the portfolio managers’ skill in determining the fund’s strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives can increase an underlying fund’s losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the underlying fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the underlying fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to an underlying fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the underlying fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund or underlying fund is subject to greater levels of credit risk to the extent an underlying fund holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investments and emerging market risk. An underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or an underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or an underlying fund fall, the value of your investment in the fund will decline.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in underlying funds that invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (06/30/2009): 17.88 Worst Quarter (12/31/2008): (18.03) The year-to-date return as of the most recent calendar quarter, which ended 03/31/14, was 2.11
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Legg Mason Lifestyle Allocation 70% | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%	[3]
1 year	rr_ExpenseExampleYear01	702
3 years	rr_ExpenseExampleYear03	969
5 years	rr_ExpenseExampleYear05	1,256
10 years	rr_ExpenseExampleYear10	2,072
1 year	rr_ExpenseExampleNoRedemptionYear01	702
3 years	rr_ExpenseExampleNoRedemptionYear03	969
5 years	rr_ExpenseExampleNoRedemptionYear05	1,256
10 years	rr_ExpenseExampleNoRedemptionYear10	2,072
2004	rr_AnnualReturn2004	8.19%
2005	rr_AnnualReturn2005	4.09%
2006	rr_AnnualReturn2006	8.37%
2007	rr_AnnualReturn2007	3.28%
2008	rr_AnnualReturn2008	(33.13%)
2009	rr_AnnualReturn2009	31.68%
2010	rr_AnnualReturn2010	14.41%
2011	rr_AnnualReturn2011	(1.06%)
2012	rr_AnnualReturn2012	14.12%
2013	rr_AnnualReturn2013	21.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.03%)
1 year	rr_AverageAnnualReturnYear01	14.38%
5 years	rr_AverageAnnualReturnYear05	14.24%
10 years	rr_AverageAnnualReturnYear10	5.07%
Legg Mason Lifestyle Allocation 70% | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%	[3]
1 year	rr_ExpenseExampleYear01	727
3 years	rr_ExpenseExampleYear03	1,000
5 years	rr_ExpenseExampleYear05	1,299
10 years	rr_ExpenseExampleYear10	2,341
1 year	rr_ExpenseExampleNoRedemptionYear01	227
3 years	rr_ExpenseExampleNoRedemptionYear03	700
5 years	rr_ExpenseExampleNoRedemptionYear05	1,199
10 years	rr_ExpenseExampleNoRedemptionYear10	2,341
1 year	rr_AverageAnnualReturnYear01	15.23%
5 years	rr_AverageAnnualReturnYear05	14.56%
10 years	rr_AverageAnnualReturnYear10	5.05%
Legg Mason Lifestyle Allocation 70% | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%	[3]
1 year	rr_ExpenseExampleYear01	304
3 years	rr_ExpenseExampleYear03	630
5 years	rr_ExpenseExampleYear05	1,083
10 years	rr_ExpenseExampleYear10	2,337
1 year	rr_ExpenseExampleNoRedemptionYear01	204
3 years	rr_ExpenseExampleNoRedemptionYear03	630
5 years	rr_ExpenseExampleNoRedemptionYear05	1,083
10 years	rr_ExpenseExampleNoRedemptionYear10	2,337
1 year	rr_AverageAnnualReturnYear01	19.54%
5 years	rr_AverageAnnualReturnYear05	15.01%
10 years	rr_AverageAnnualReturnYear10	5.13%
Legg Mason Lifestyle Allocation 70% | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%	[3]
1 year	rr_ExpenseExampleYear01	131
3 years	rr_ExpenseExampleYear03	408
5 years	rr_ExpenseExampleYear05	707
10 years	rr_ExpenseExampleYear10	1,556
1 year	rr_ExpenseExampleNoRedemptionYear01	131
3 years	rr_ExpenseExampleNoRedemptionYear03	408
5 years	rr_ExpenseExampleNoRedemptionYear05	707
10 years	rr_ExpenseExampleNoRedemptionYear10	1,556
Legg Mason Lifestyle Allocation 70% | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%	[3]
1 year	rr_ExpenseExampleYear01	157
3 years	rr_ExpenseExampleYear03	487
5 years	rr_ExpenseExampleYear05	839
10 years	rr_ExpenseExampleYear10	1,835
1 year	rr_ExpenseExampleNoRedemptionYear01	157
3 years	rr_ExpenseExampleNoRedemptionYear03	487
5 years	rr_ExpenseExampleNoRedemptionYear05	839
10 years	rr_ExpenseExampleNoRedemptionYear10	1,835
Legg Mason Lifestyle Allocation 70% | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%	[3]
1 year	rr_ExpenseExampleYear01	207
3 years	rr_ExpenseExampleYear03	639
5 years	rr_ExpenseExampleYear05	1,098
10 years	rr_ExpenseExampleYear10	2,369
1 year	rr_ExpenseExampleNoRedemptionYear01	207
3 years	rr_ExpenseExampleNoRedemptionYear03	639
5 years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 years	rr_ExpenseExampleNoRedemptionYear10	2,369
Legg Mason Lifestyle Allocation 70% | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[3]
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	665
10 years	rr_ExpenseExampleYear10	1,465
1 year	rr_ExpenseExampleNoRedemptionYear01	123
3 years	rr_ExpenseExampleNoRedemptionYear03	384
5 years	rr_ExpenseExampleNoRedemptionYear05	665
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,465
1 year	rr_AverageAnnualReturnYear01	21.53%	[5]
5 years	rr_AverageAnnualReturnYear05	15.87%	[5]
10 years	rr_AverageAnnualReturnYear10		[5],[6]
Since inception	rr_AverageAnnualReturnSinceInception	4.94%	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2007	[5]
Legg Mason Lifestyle Allocation 70% | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.78%
5 years	rr_AverageAnnualReturnYear05	13.56%
10 years	rr_AverageAnnualReturnYear10	4.42%
Legg Mason Lifestyle Allocation 70% | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.14%
5 years	rr_AverageAnnualReturnYear05	11.13%
10 years	rr_AverageAnnualReturnYear10	3.72%
Legg Mason Lifestyle Allocation 70% | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	33.55%
5 years	rr_AverageAnnualReturnYear05	18.71%
10 years	rr_AverageAnnualReturnYear10	7.88%
Legg Mason Lifestyle Allocation 70% | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.02%)
5 years	rr_AverageAnnualReturnYear05	4.44%
10 years	rr_AverageAnnualReturnYear10	4.55%
Legg Mason Lifestyle Allocation 70% | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	21.50%
5 years	rr_AverageAnnualReturnYear05	14.65%
10 years	rr_AverageAnnualReturnYear10	7.43%

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	For Class I shares, for the period from the class' commencement of operations to December 31, 2013, the average annual total returns of the Russell 3000 Index, the Barclays U.S. Aggregate Index and the Composite Benchmark were 5.62%, 4.84% and 5.36%, respectively.
[6]	N/A